UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance New York Municipal Opportunities Fund

Class A EXNYX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Special Tax Revenue 21.1%
Transportation 11.9%
Water and Sewer 11.1%
General Obligations 10.7%
Hospital 9.5%
Housing 8.6%
Electric Utilities 8.5%
Industrial Development Revenue 5.2%
Education 4.0%
Senior Living/Life Care 3.2%
Lease Rev./Cert. of Participation 3.2%
Other* 3.0%

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
11.5%
AA
58.8%
A
5.4%
BBB
10.9%
BB
4.6%
B
2.8%
Not Rated
6.0%

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EXNYX-TSR-SAR

Eaton Vance New York Municipal Opportunities Fund

Class C EZNYX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EZNYX-TSR-SAR

Eaton Vance New York Municipal Opportunities Fund

Class I ENYIX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

ENYIX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class A EXMAX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
19.8%
Transportation
13.2%
Hospital
9.9%
Industrial Development Revenue
9.6%
Housing
7.7%
Senior Living/Life Care
6.8%
Other Revenue
6.1%
Electric Utilities
6.0%
Education
5.9%
Water and Sewer
5.4%
Special Tax Revenue
5.0%
Other*
4.6%

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
16.1%
AA
35.0%
A
23.6%
BBB
9.8%
BB
8.2%
B
0.7%
Not Rated
6.6%

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EXMAX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class C EZMAX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EZMAX-TSR-SAR

Eaton Vance Short Duration Municipal Opportunities Fund

Class I EMAIX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EMAIX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Class A EXFLX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
23.3%
Transportation
13.9%
Hospital
12.4%
Other Revenue
9.1%
Industrial Development Revenue
8.2%
Water and Sewer
7.2%
Special Tax Revenue
6.2%
Lease Rev./Cert. of Participation
5.6%
Electric Utilities
3.3%
Housing
3.1%
Other*
7.7%

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
12.6%
AA
41.7%
A
24.8%
BBB
7.0%
BB
3.4%
Not Rated
10.5%

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EXFLX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Advisers Class EAMLX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EAMLX-TSR-SAR

Eaton Vance National Ultra-Short Municipal Income Fund

Class I EILMX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EILMX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class A EXNAX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Transportation
17.2%
General Obligations
14.1%
Hospital
9.6%
Special Tax Revenue
9.3%
Housing
8.3%
Education
7.9%
Industrial Development Revenue
7.8%
Other Revenue
7.2%
Electric Utilities
5.8%
Water and Sewer
5.5%
Other*
7.3%

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
13.8%
AA
46.8%
A
26.1%
BBB
3.8%
BB
3.0%
B
0.6%
Not Rated
5.9%

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EXNAX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class C EZNAX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EZNAX-TSR-SAR

Eaton Vance National Limited Maturity Municipal Income Fund

Class I EINAX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report September 30, 2024

EINAX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
National Ultra-Short Municipal
Income Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
National Ultra-Short Municipal Income Fund

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 2,000,000
Total Corporate Bonds (identified cost $2,000,000)		$ 2,000,000

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$3,500	$ 3,501,785
Missouri Public Utilities Commission, 4.00%, 12/1/24	5,000	5,000,300
Texas Water Development Board, 5.00%, 10/15/24	300	300,195
		$ 8,802,280
Education — 1.4%
University of North Carolina at Chapel Hill, 3.893%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	$4,500	$ 4,500,045
		$ 4,500,045
Electric Utilities — 3.3%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.05%, 10/1/42(2)	$1,435	$ 1,435,000
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/25	2,400	2,409,984
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.14%, 8/1/31(3)	2,050	2,050,000
(LOC: TD Bank, N.A.), 3.14%, 8/1/31(3)	1,800	1,800,000
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/25	620	623,900
5.00%, 2/1/26	1,290	1,332,389
5.00%, 2/1/27	1,000	1,058,100
		$ 10,709,373
General Obligations — 21.4%
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project), 4.50%, 5/28/25	$2,000	$ 2,015,540
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,258,900
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,238,052
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.00%, 12/1/25	$5,000	$ 5,067,000
Cortland, NY, 5.00%, 11/8/24	4,000	4,003,600
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,000	1,007,110
Danbury, CT, 5.00%, 2/24/25(4)	5,000	5,026,650
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed), 4.00% to 8/1/27 (Put Date), 8/1/50	1,625	1,678,657
El Paso, TX:
5.00%, 8/15/25	2,250	2,294,257
5.00%, 8/15/26	1,000	1,046,690
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,811,561
Henrico County, VA, 5.00%, 7/15/25	1,480	1,506,433
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00%, 3/1/25	2,500	2,521,225
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	2,000	2,023,140
Illinois:
5.00%, 7/1/25	1,000	1,014,760
5.00%, 11/1/25	2,000	2,043,760
5.00%, 3/1/26	1,100	1,133,066
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/25	7,500	7,302,825
Los Angeles Unified School District, CA, 5.00%, 7/1/25	2,000	2,033,280
McHenry and Lake Counties Community High School District No. 156, IL, 5.00%, 2/1/25	1,430	1,437,078
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,446,494
New York, NY:
5.00%, 8/1/25	1,275	1,297,759
5.00%, 8/1/25	2,835	2,885,605
Philadelphia, PA, 5.00%, 2/1/25	2,105	2,117,462
Puerto Rico:
5.375%, 7/1/25	2,520	2,534,504
5.625%, 7/1/27	2,740	2,861,952
Quincy, MA, 5.00%, 7/25/25	2,500	2,544,900
San Antonio, TX, 5.00%, 2/1/25	2,665	2,681,763
South Carolina, (Economic Development), 5.00%, 4/1/25	2,500	2,525,975
		$ 70,359,998
Hospital — 11.8%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.85%, (SIFMA + 0.70%), 11/15/47(1)	$3,630	$ 3,594,099

1
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	$1,500	$ 1,516,650
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JP Morgan Chase Bank, N.A.), 4.00%, 1/15/37(2)	300	300,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,134,314
Colorado Health Facilities Authority, (Intermountain Healthcare), 3.70%, (SIFMA + 0.55%), 5/15/61(1)	3,000	2,987,250
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,704,672
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,358,714
Harris County Health Facilities Development Corp., TX, (Methodist Hospital):
4.05%, 12/1/41(2)	2,935	2,935,000
4.05%, 12/1/41(2)	3,660	3,660,000
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 3.50%, 12/1/48(5)	3,000	2,998,770
Kentucky Economic Development Finance Authority, (Catholic Health), 3.40%, 5/1/34(3)	5,995	5,995,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 3.75%, (SIFMA + 0.60%), 7/1/49(1)(4)	1,000	999,960
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 4.10%, 11/1/64(2)	2,900	2,900,000
Pennsylvania Economic Development Financing Authority, (UPMC), 3.85%, (SIFMA + 0.70%), 11/15/47(1)	1,000	1,000,470
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health):
5.00%, 7/1/25	1,250	1,267,437
5.00%, 7/1/26	1,500	1,556,355
		$ 38,908,691
Housing — 3.1%
Atlanta Urban Residential Finance Authority, GA, (Flats at Stone Hogan), 2.92% to 5/1/28 (Put Date), 5/1/29(6)	$2,200	$ 2,201,518
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	1,305	1,305,822
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	650	651,001
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,219,984
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,260,401
Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56(6)	$1,000	$ 999,740
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,253,175
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,262,212
		$ 10,153,853
Industrial Development Revenue — 8.2%
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	$750	$ 762,615
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,040,260
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 3.95%, 5/1/28(5)	1,000	1,000,000
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	2,015,960
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	2,000	2,012,660
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.15% to 12/2/24 (Put Date), 12/1/26(4)	1,000	1,000,590
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.50% to 7/1/25 (Put Date), 10/1/33	5,000	5,014,300
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,030,550
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	1,275	1,243,546
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	3,015,240
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.375% to 6/15/28 (Put Date), 3/1/40	1,000	1,005,330
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,632,990
		$ 26,774,041
Insured - General Obligations — 1.7%
Allegheny County, PA, (AGM), 4.296%, (67% of 3 mo. SOFR + 0.55%), 11/1/26(1)	$2,425	$ 2,417,361
Colorado Science and Technology Park Metropolitan District No. 1:
(AGM), 5.00%, 12/1/24	550	551,237
(AGM), 5.00%, 12/1/25	450	460,400

2
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Colorado Science and Technology Park Metropolitan District No. 1: (continued)
(AGM), 5.00%, 12/1/26	$375	$ 392,453
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,888,040
		$ 5,709,491
Insured - Special Tax Revenue — 1.4%
Casino Reinvestment Development Authority, Inc., NJ:
(AGC), 5.00%, 11/1/25	$750	$ 767,558
(AGC), 5.00%, 11/1/26	865	906,650
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/24	1,000	994,960
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AGM), 4.00%, 2/1/26	2,055	2,090,325
		$ 4,759,493
Insured - Transportation — 0.8%
Chicago, IL, (Midway International Airport), (BAM), 5.00%, 1/1/25	$2,500	$ 2,510,575
		$ 2,510,575
Lease Revenue/Certificates of Participation — 5.5%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25	$2,000	$ 2,022,560
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,012,800
Jacksonville, FL, 5.00%, 10/1/26	1,085	1,139,087
Michigan Finance Authority, 5.00%, 7/21/25	2,500	2,538,950
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,268,175
Oklahoma Capitol Improvement Authority:
5.00%, 7/1/25	3,000	3,049,920
5.00%, 7/1/26	2,000	2,083,160
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,059,240
		$ 18,173,892
Other Revenue — 9.1%
Black Belt Energy Gas District, AL, 5.086%, (67% of SOFR + 1.85%), 6/1/49(1)	$2,500	$ 2,569,575
Illinois Finance Authority, (Field Museum of Natural History), 4.588%, (70% of SOFR + 1.20%), 11/1/34(1)	4,125	4,120,792
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,532,285
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	683,478
5.00%, 3/1/25	540	542,300
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00%, 9/1/25	$500	$ 506,310
5.00%, 9/1/25	325	328,985
5.00%, 3/1/26	350	357,109
5.00%, 9/1/26	275	283,135
5.00%, 3/1/27	400	414,244
5.00%, 9/1/27	425	443,279
New Mexico Municipal Energy Acquisition Authority, (Liq: Royal Bank of Canada), 5.00% to 5/1/25 (Put Date), 11/1/39	2,500	2,523,925
Northern California Energy Authority:
5.00%, 8/1/25	650	657,787
5.00%, 8/1/26	940	968,463
5.00%, 8/1/27	500	524,740
Northern California Gas Authority No. 1, Gas Project Revenue, 4.467%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(1)	1,905	1,907,153
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	3,058,994
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	1,490	1,541,107
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,845	1,846,125
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/25	1,000	1,010,930
		$ 29,820,716
Senior Living/Life Care — 2.1%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.938%, (70% of SOFR + 0.55%), 5/15/56(1)	$5,500	$ 5,207,510
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.):
5.00%, 8/1/25	1,000	1,016,960
5.00%, 8/1/26	700	726,796
		$ 6,951,266
Special Tax Revenue — 4.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/25	$4,800	$ 4,878,768
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/25	650	659,646
5.00%, 7/1/26	600	623,376
5.00%, 7/1/27	1,000	1,061,040
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,273,660

3
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	$35	$ 0
5.75%, 5/1/38	60	60,539
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JP Morgan Chase Bank, N.A.), 4.05%, 8/1/45(2)	1,400	1,400,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	90	41,526
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,331,315
		$ 15,329,870
Student Loan — 0.9%
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/24	$1,400	$ 1,403,206
(AMT), 5.00%, 12/1/25	1,500	1,528,575
		$ 2,931,781
Transportation — 13.1%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	$3,200	$ 3,265,408
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/24	1,000	1,000,910
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/24	2,000	2,002,900
E-470 Public Highway Authority, CO, 3.993%, (67% of SOFR + 0.75%), 9/1/39(1)	2,000	2,001,360
Metropolitan Transportation Authority, NY:
3.58%, (SIFMA + 0.43%), 11/1/31(1)	7,500	7,487,850
Green Bonds, 5.00%, 11/15/25	2,500	2,560,775
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,781,465
(AMT), 5.00%, 10/1/27	2,500	2,628,875
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,053,020
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,120,800
Pennsylvania Turnpike Commission, 4.00%, (SIFMA + 0.85%), 7/15/41(1)	5,000	5,001,900
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,442,942
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/25	1,100	1,114,278
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,042,700
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	$1,825	$ 1,837,811
South Carolina Ports Authority, (AMT), 5.00%, 7/1/25	2,520	2,553,466
		$ 42,896,460
Water and Sewer — 7.2%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,278,900
Clairton Municipal Authority, PA:
5.00%, 12/1/24	605	606,150
5.00%, 12/1/25	660	673,180
5.00%, 12/1/26	700	726,635
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,008,700
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,106,360
5.00%, 11/15/26	2,750	2,896,547
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,301,863
Knoxville, TN, Wastewater System Revenue, 4.00%, 4/1/25	4,150	4,171,663
North Penn Water Authority, PA, 3.71%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,034
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,050,102
		$ 23,510,134
Total Tax-Exempt Municipal Obligations (identified cost $321,650,339)		$322,801,959

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,690	$ 1,689,493
Total Taxable Municipal Obligations (identified cost $1,690,265)		$ 1,689,493
Total Investments — 99.5% (identified cost $325,340,604)		$326,491,452
Other Assets, Less Liabilities — 0.5%		$ 1,688,505
Net Assets — 100.0%		$328,179,957

4
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $7,027,200 or 2.1% of the Fund's net assets.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(6)	When-issued security.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(8)	Security is in default and making only partial interest payments.
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	16.0%
Others, representing less than 10% individually	82.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit

NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

5
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Investments, at value (identified cost $325,340,604)	$326,491,452
Cash	3,054,114
Interest receivable	3,524,449
Receivable for investments sold	2,350,000
Receivable for Fund shares sold	99,448
Receivable from affiliates	12,781
Trustees' deferred compensation plan	33,281
Total assets	$335,565,525
Liabilities
Payable for investments purchased	$3,000,000
Payable for when-issued securities	3,200,000
Payable for Fund shares redeemed	810,980
Distributions payable	106,724
Payable to affiliates:
Investment adviser fee	80,500
Distribution and service fees	6,562
Trustees' deferred compensation plan	33,281
Accrued expenses	147,521
Total liabilities	$7,385,568
Net Assets	$328,179,957
Sources of Net Assets
Paid-in capital	$333,996,334
Accumulated loss	(5,816,377)
Net Assets	$328,179,957
Advisers Class Shares
Net Assets	$1,138,622
Shares Outstanding	116,539
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.77
Class A Shares
Net Assets	$52,010,286
Shares Outstanding	5,320,633
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.78
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.01
Class I Shares
Net Assets	$275,031,049
Shares Outstanding	28,114,340
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.78
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Interest income	$6,506,497
Total investment income	$6,506,497
Expenses
Investment adviser fee	$510,412
Distribution and service fees:
Advisers Class	850
Class A	44,572
Trustees’ fees and expenses	10,028
Custodian fee	41,307
Transfer and dividend disbursing agent fees	47,487
Legal and accounting services	45,270
Printing and postage	4,342
Registration fees	37,287
Miscellaneous	23,317
Total expenses	$764,872
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$123,964
Total expense reductions	$123,964
Net expenses	$640,908
Net investment income	$5,865,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(55,553)
Net realized loss	$(55,553)
Change in unrealized appreciation (depreciation):
Investments	$1,548,026
Net change in unrealized appreciation (depreciation)	$1,548,026
Net realized and unrealized gain	$1,492,473
Net increase in net assets from operations	$7,358,062
7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,865,589	$13,474,914
Net realized loss	(55,553)	(1,041,369)
Net change in unrealized appreciation (depreciation)	1,548,026	615,329
Net increase in net assets from operations	$7,358,062	$13,048,874
Distributions to shareholders:
Advisers Class	$(19,028)	$(27,620)
Class A	(996,820)	(2,641,241)
Class I	(4,904,257)	(10,608,416)
Total distributions to shareholders	$(5,920,105)	$(13,277,277)
Transactions in shares of beneficial interest:
Advisers Class	$8,525	$225,834
Class A	(7,373,308)	(48,241,569)
Class I	(16,704,195)	(96,821,937)
Net decrease in net assets from Fund share transactions	$(24,068,978)	$(144,837,672)
Net decrease in net assets	$(22,631,021)	$(145,066,075)
Net Assets
At beginning of period	$350,810,978	$495,877,053
At end of period	$328,179,957	$350,810,978
8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Financial Highlights

	Advisers Class
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2021(1)
		2024	2023	2022
Net asset value — Beginning of period	$9.73	$9.74	$9.80	$9.84	$9.77
Income (Loss) From Operations
Net investment income(2)	$0.16	$0.31	$0.20	$0.01	$0.01
Net realized and unrealized gain (loss)	0.04	(0.01)	(0.09)	(0.05)	0.07
Total income (loss) from operations	$0.20	$0.30	$0.11	$(0.04)	$0.08
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Total distributions	$(0.16)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Net asset value — End of period	$9.77	$9.73	$9.74	$9.80	$9.84
Total Return(4)	2.11%(5)	3.12%	1.16%	(0.38)%	0.76%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,139	$1,125	$900	$259	$10
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.57%(7)	0.56%	0.56%	0.55%	0.56%(7)
Net expenses	0.50%(7)	0.50%	0.50%	0.51%	0.56%(7)
Net investment income	3.33%(7)	3.23%	2.11%	0.14%	0.11%(7)
Portfolio Turnover	74%(5)	159%	128%	47%	6%(8)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	For the year ended March 31, 2021.
9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Financial Highlights — continued

	Class A
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.73	$9.74	$9.80	$9.83	$9.80	$9.83
Income (Loss) From Operations
Net investment income (loss)(1)	$0.16	$0.31	$0.17	$(0.00)(2)	$0.02	$0.14
Net realized and unrealized gain (loss)	0.05	(0.01)	(0.06)	(0.03)	0.03	(0.03)
Total income (loss) from operations	$0.21	$0.30	$0.11	$(0.03)	$0.05	$0.11
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.17)	$—	$(0.02)	$(0.14)
Total distributions	$(0.16)	$(0.31)	$(0.17)	$—	$(0.02)	$(0.14)
Net asset value — End of period	$9.78	$9.73	$9.74	$9.80	$9.83	$9.80
Total Return(3)	2.22%(4)	3.12%	1.15%	(0.31)%	0.50%	1.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,010	$59,123	$107,575	$142,014	$185,881	$281,709
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57%(6)	0.56%	0.56%	0.57%	0.56%	0.59%
Net expenses	0.50%(6)	0.50%	0.50%	0.56%	0.56%	0.59%
Net investment income (loss)	3.32%(6)	3.22%	1.71%	(0.01)%	0.22%	1.40%
Portfolio Turnover	74%(4)	159%	128%	47%	6%	49%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.74	$9.75	$9.80	$9.84	$9.80	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.33	$0.19	$0.01	$0.03	$0.16
Net realized and unrealized gain (loss)	0.04	(0.02)	(0.05)	(0.04)	0.04	(0.04)
Total income (loss) from operations	$0.21	$0.31	$0.14	$(0.03)	$0.07	$0.12
Less Distributions
From net investment income	$(0.17)	$(0.32)	$(0.19)	$(0.01)	$(0.03)	$(0.16)
Total distributions	$(0.17)	$(0.32)	$(0.19)	$(0.01)	$(0.03)	$(0.16)
Net asset value — End of period	$9.78	$9.74	$9.75	$9.80	$9.84	$9.80
Total Return(2)	2.19%(3)	3.28%	1.42%	(0.26)%	0.76%	1.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$275,031	$290,562	$387,402	$356,899	$261,123	$288,716
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.42%(5)	0.41%	0.41%	0.41%	0.41%	0.44%
Net expenses	0.35%(5)	0.35%	0.35%	0.40%	0.41%	0.44%
Net investment income	3.48%(5)	3.38%	1.93%	0.15%	0.37%	1.56%
Portfolio Turnover	74%(3)	159%	128%	47%	6%	49%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
12

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $7,045,570 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $4,184,290 are short-term and $2,861,280 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$325,185,498
Gross unrealized appreciation	$1,855,641
Gross unrealized depreciation	(549,687)
Net unrealized appreciation	$1,305,954
13

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the six months ended September 30, 2024, the investment adviser fee amounted to $510,412 or 0.30% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after August 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $123,964 of the Fund’s operating expenses for the six months ended September 30, 2024.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2024, EVM earned $1,636 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $113 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2024. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2024 amounted to $850 for Advisers Class shares and $44,572 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2024, the Fund was informed that EVD received $1,911 of CDSCs paid by Class A shareholders.
14

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $243,763,709 and $230,187,945, respectively, for the six months ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, were as follows:
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	—	$ —	49,909	$ 484,994
Issued to shareholders electing to receive payments of distributions in Fund shares	1,954	19,038	2,839	27,610
Redemptions	(1,079)	(10,513)	(29,498)	(286,770)
Net increase	875	$ 8,525	23,250	$ 225,834
Class A
Sales	1,013,714	$ 9,880,135	1,233,383	$ 12,001,306
Issued to shareholders electing to receive payments of distributions in Fund shares	95,697	932,855	260,309	2,530,666
Redemptions	(1,862,591)	(18,186,298)	(6,462,737)	(62,773,541)
Net decrease	(753,180)	$ (7,373,308)	(4,969,045)	$(48,241,569)
Class I
Sales	9,826,065	$ 95,821,109	30,966,097	$301,238,652
Issued to shareholders electing to receive payments of distributions in Fund shares	440,522	4,295,655	836,942	8,146,359
Redemptions	(11,981,126)	(116,820,959)	(41,713,971)	(406,206,948)
Net decrease	(1,714,539)	$(16,704,195)	(9,910,932)	$(96,821,937)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
15

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,000,000	$ —	$ 2,000,000
Tax-Exempt Municipal Obligations	—	322,801,959	—	322,801,959
Taxable Municipal Obligations	—	1,689,493	—	1,689,493
Total Investments	$ —	$326,491,452	$ —	$326,491,452
16

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
19

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EAMLX-NCSR    9.30.24

Eaton Vance
National Limited Maturity Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information September 30, 2024
Eaton Vance
National Limited Maturity Municipal Income Fund

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.9%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Grand Canyon University, 4.125%, 10/1/24	$4,750	$ 4,750,000
		$ 4,750,000
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,677,996
Little Co. of Mary Hospital of Indiana, Inc.:
1.581%, 11/1/24	360	358,792
1.973%, 11/1/25	325	315,831
		$ 4,352,619
Total Corporate Bonds (identified cost $8,721,250)		$ 9,102,619

Tax-Exempt Municipal Obligations — 94.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,136,530
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,058,050
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,000	3,001,530
		$ 9,196,110
Education — 5.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.678%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,979,000
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,893,440
Curators of the University of Missouri, 4.00%, 11/1/33	3,000	3,001,290
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,725
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	1,640	1,662,632
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), 5.00%, 4/1/40	1,000	1,005,350
Purdue University, IN, 4.00%, 7/1/40	2,100	2,100,000
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Massachusetts Building Authority, 5.00%, 11/1/40	$3,000	$ 3,046,710
University of North Carolina at Chapel Hill, 3.893%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,300,063
		$ 24,489,210
Electric Utilities — 5.0%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,044,950
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39(2)	475	542,331
5.00%, 1/1/41(2)	475	536,432
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/35	1,000	1,198,940
5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,152,130
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	5,000,450
New York Power Authority, Green Bonds, 5.00%, 11/15/37(2)	2,000	2,373,840
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/34	3,250	3,259,230
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	4,600	4,685,744
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,411,574
		$ 23,205,621
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 382,477
		$ 382,477
General Obligations — 13.0%
Bar Harbor, ME, 5.00%, 9/1/42	$1,000	$ 1,139,430
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,102,244
Bristol, VA, 5.00%, 9/1/27	1,920	1,957,037
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,053,420
5.00%, 12/1/30	2,690	2,775,973
5.00%, 12/1/42	2,000	1,999,900
5.25%, 12/1/36	1,000	1,091,490
Chicago, IL, 5.50%, 1/1/34	1,000	1,003,320
Connecticut, 4.00%, 6/15/34	5,000	5,022,200
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/27	2,000	2,117,200

1
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed): (continued)
5.00%, 2/15/39(2)	$2,000	$ 2,302,700
Detroit, MI, 5.00%, 4/1/25	150	151,023
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	755	678,858
Illinois:
5.00%, 2/1/25	4,000	4,022,640
5.00%, 11/1/26	5,000	5,228,150
5.50%, 5/1/30	500	547,240
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/34	2,620	3,079,050
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,850
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,555,580
New Jersey, 2.00%, 6/1/27	4,000	3,865,320
New York, NY:
5.00%, 3/1/30	5,000	5,006,600
(SPA: TD Bank, N.A.), 3.85%, 9/1/49(3)	1,500	1,500,000
Puerto Rico:
5.625%, 7/1/27	4,200	4,386,774
5.625%, 7/1/29	2,000	2,160,920
Texas, 4.00%, 5/15/45	3,660	3,656,267
Virginia, 2.00%, 6/1/28	1,520	1,465,690
		$ 60,369,876
Hospital — 8.9%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.57%, (SIFMA + 0.42%), 11/15/24(1)	$2,000	$ 1,999,000
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,507,455
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	2,000	1,999,020
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,516,471
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,046,800
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,089,759
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	399,328
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/25	475	480,847
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.80%, 6/1/46(3)	4,000	4,000,000
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,342,605
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	$3,500	$ 3,777,445
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,025,780
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,056,800
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,673,424
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,516,050
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	1,575	1,611,524
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,231,365
		$ 41,273,673
Housing — 7.7%
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	$1,680	$ 1,454,393
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,832,665
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,972,400
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.80%, 7/1/47(3)	1,350	1,350,000
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,520,325
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,504,245
3.75%, 4/1/27	2,095	2,095,147
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,098	1,022,055
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,156	2,050,083
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,887,200
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	2,005,460
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), GNMA), 4.40%, 9/1/44	325	331,971
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,902,760
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

2
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	$3,500	$ 3,553,725
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,560
		$ 35,579,989
Industrial Development Revenue — 8.1%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,500	$ 2,502,550
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	500	462,645
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	3,000	3,002,850
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,044,110
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	2,953,260
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,894,589
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,545,090
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	938,000
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,014,230
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,056,560
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(5)	860	822,461
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	411,932
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,929,463
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.50%, 7/1/34(6)	2,000	2,000,000
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,049,440
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,523,775
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	986,160
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	$4,500	$ 4,510,710
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,120,900
		$ 37,768,725
Insured - Electric Utilities — 1.0%
Greenville, TX, Electric System Revenue, (BAM), 5.00%, 2/15/39	$1,160	$ 1,294,467
JEA Electric System Revenue, FL, (AGC), 5.00%, 10/1/37(2)	2,700	3,152,493
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/25	300	299,217
		$ 4,746,177
Insured - General Obligations — 0.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 257,490
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43(2)	1,260	1,170,603
		$ 1,428,093
Insured - Special Tax Revenue — 0.8%
Enterprise Board of Education, AL:
(BAM), 5.00%, 3/1/36(2)	$415	$ 474,561
(BAM), 5.00%, 3/1/38(2)	915	1,035,167
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	1,000	1,064,370
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,111,249
		$ 3,685,347
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.00%, 1/1/27	$815	$ 849,189
(AGM), (AMT), 5.00%, 1/1/28	1,000	1,056,470
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,433,528
		$ 5,339,187
Lease Revenue/Certificates of Participation — 1.7%
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	$600	$ 614,238
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,478,911

3
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	$1,000	$ 1,039,690
5.00%, 6/15/33	2,500	2,899,775
		$ 8,032,614
Other Revenue — 7.5%
Black Belt Energy Gas District, AL:
3.52%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,880,900
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,799,950
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,164,780
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,529,836
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,200	480,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,025	1,061,623
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,701,925
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,923,840
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,724,000
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.243%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,522,050
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	145	145,070
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,845	1,846,125
		$ 34,780,099
Senior Living/Life Care — 1.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.85%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	$435	$ 429,349
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,087,529
5.00%, 1/1/30	1,265	1,291,881
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	2,000,300
4.50%, 10/1/26	2,000	2,000,280
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	169,798
		$ 7,979,137
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.2%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(5)	$200	$ 193,472
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	335,069
1.15%, 7/1/27	750	707,738
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,720	5,747,113
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,221,005
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,022,040
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	3,225	3,365,352
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	295	297,649
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/36	5,000	5,046,350
5.00%, 5/1/40(2)	2,000	2,287,320
(SPA: JP Morgan Chase Bank, N.A.), 4.05%, 8/1/45(3)	1,000	1,000,000
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,360,668
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,192,075
4.50%, 7/1/34	5,185	5,195,214
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	276	126,764
		$ 38,097,829
Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,686,620
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,135	1,070,407
		$ 2,757,027
Transportation — 16.3%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,061,752
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.45%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,934,450
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,032,980
(AMT), 5.00%, 10/1/30	2,480	2,518,217
Charleston County Airport District, SC:
5.00%, 7/1/39(2)	750	867,188
5.00%, 7/1/40(2)	800	916,488

4
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Charleston County Airport District, SC: (continued)
5.00%, 7/1/42(2)	$800	$ 902,632
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,272,124
(AMT), 5.25%, 11/15/26	1,000	1,048,880
(AMT), 5.25%, 11/15/27	1,100	1,175,394
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,688,185
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,000	2,012,880
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,253,400
Massachusetts Port Authority, (AMT), Prerefunded to 3/22/25, 5.00%, 7/1/34	3,000	3,022,020
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,065,250
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,417,593
(AMT), 5.00%, 10/1/29	2,000	2,101,620
(AMT), 5.00%, 10/1/32	6,360	6,543,232
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,223,200
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,075,121
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,659,877
(AMT), 5.00%, 7/1/28	4,800	5,109,696
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,552,995
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,072,860
(AMT), 5.00%, 4/1/40	5,000	5,002,200
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,595,521
(AMT), 5.00%, 7/1/32	3,500	3,638,740
		$ 75,764,495
Water and Sewer — 5.3%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	$1,805	$ 1,810,975
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/32(2)	1,045	1,220,612
Honolulu City and County, HI, Wastewater System Revenue:
5.00%, 7/1/35(2)	1,250	1,460,263
5.00%, 7/1/36(2)	1,500	1,745,490
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/45	7,000	6,951,490
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	$2,705	$ 2,768,270
New York City Municipal Water Finance Authority, NY, (Water and Sewer Revenue), (SPA: Barclays Bank PLC), 4.15%, 6/15/50(3)	3,200	3,200,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,050	3,120,302
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 4.15%, 6/1/27(3)	2,600	2,600,000
		$ 24,877,402
Total Tax-Exempt Municipal Obligations (identified cost $434,093,921)		$439,753,088

Taxable Municipal Obligations — 7.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.9%
University of California, 4.85%, 7/1/41(8)	$9,055	$ 9,055,000
		$ 9,055,000
Escrowed/Prerefunded — 0.3%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,482,135
		$ 1,482,135
General Obligations — 1.2%
Beverly Hills Unified School District, CA, 2.06%, 8/1/25	$1,135	$ 1,116,454
California, 7.50%, 4/1/34(9)	2,500	2,999,875
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	679,910
Homewood, AL, 2.00%, 9/1/26	625	603,587
Nashua, NH, 1.40%, 1/15/33	375	305,363
		$ 5,705,189
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 811,837
		$ 811,837

5
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 1.0%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.85%, 11/1/55(8)	$4,530	$ 4,530,000
		$ 4,530,000
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 338,352
		$ 338,352
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,928,631
		$ 1,928,631
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$145	$ 141,439
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	345,209
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,987,400
		$ 4,474,048
Special Tax Revenue — 0.7%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,151,435
		$ 3,151,435
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 369,224
		$ 369,224
Water and Sewer — 0.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.85%, 7/1/37(8)	$1,500	$ 1,500,000
		$ 1,500,000
Total Taxable Municipal Obligations (identified cost $33,403,811)		$ 33,345,851
Total Investments — 103.7% (identified cost $476,218,982)		$482,201,558
Other Assets, Less Liabilities — (3.7)%		$(17,231,308)
Net Assets — 100.0%		$464,970,250

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $4,384,077 or 0.9% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(7)	Security is in default and making only partial interest payments.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.2%
Others, representing less than 10% individually	91.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 3.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Investments, at value (identified cost $476,218,982)	$482,201,558
Cash	30,458
Interest receivable	5,804,315
Receivable for investments sold	6,258,475
Receivable for Fund shares sold	877,454
Trustees' deferred compensation plan	188,227
Total assets	$495,360,487
Liabilities
Payable for investments purchased	$5,890,145
Payable for when-issued securities	20,915,155
Payable for Fund shares redeemed	2,601,149
Distributions payable	387,136
Payable to affiliates:
Investment adviser fee	162,414
Distribution and service fees	25,648
Trustees' deferred compensation plan	188,227
Accrued expenses	220,363
Total liabilities	$30,390,237
Net Assets	$464,970,250
Sources of Net Assets
Paid-in capital	$489,301,043
Accumulated loss	(24,330,793)
Net Assets	$464,970,250
Class A Shares
Net Assets	$156,584,069
Shares Outstanding	16,650,708
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.40
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.72
Class C Shares
Net Assets	$8,140,304
Shares Outstanding	922,615
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.82
Class I Shares
Net Assets	$300,245,877
Shares Outstanding	31,913,737
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.41
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Interest income	$9,825,583
Total investment income	$9,825,583
Expenses
Investment adviser fee	$1,011,117
Distribution and service fees:
Class A	120,590
Class C	39,478
Trustees’ fees and expenses	15,121
Custodian fee	58,547
Transfer and dividend disbursing agent fees	78,624
Legal and accounting services	45,581
Printing and postage	10,048
Registration fees	36,435
Miscellaneous	38,653
Total expenses	$1,454,194
Net investment income	$8,371,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$730,660
Net realized gain	$730,660
Change in unrealized appreciation (depreciation):
Investments	$3,497,919
Net change in unrealized appreciation (depreciation)	$3,497,919
Net realized and unrealized gain	$4,228,579
Net increase in net assets from operations	$12,599,968
9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,371,389	$16,344,656
Net realized gain (loss)	730,660	(2,017,434)
Net change in unrealized appreciation (depreciation)	3,497,919	989,868
Net increase in net assets from operations	$12,599,968	$15,317,090
Distributions to shareholders:
Class A	$(2,689,961)	$(5,240,692)
Class C	(113,675)	(249,786)
Class I	(5,444,110)	(10,628,208)
Total distributions to shareholders	$(8,247,746)	$(16,118,686)
Transactions in shares of beneficial interest:
Class A	$(10,294,536)	$(14,985,128)
Class C	(1,596,432)	(2,042,416)
Class I	(17,134,081)	(34,460,157)
Net decrease in net assets from Fund share transactions	$(29,025,049)	$(51,487,701)
Net decrease in net assets	$(24,672,827)	$(52,289,297)
Net Assets
At beginning of period	$489,643,077	$541,932,374
At end of period	$464,970,250	$489,643,077
10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Financial Highlights

	Class A
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.32	$9.33	$9.48	$9.91	$9.70	$9.79
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.29	$0.22	$0.15	$0.22	$0.25
Net realized and unrealized gain (loss)	0.08	(0.01)	(0.15)	(0.43)	0.21	(0.09)
Total income (loss) from operations	$0.24	$0.28	$0.07	$(0.28)	$0.43	$0.16
Less Distributions
From net investment income	$(0.16)	$(0.29)	$(0.22)	$(0.15)	$(0.22)	$(0.25)
Total distributions	$(0.16)	$(0.29)	$(0.22)	$(0.15)	$(0.22)	$(0.25)
Net asset value — End of period	$9.40	$9.32	$9.33	$9.48	$9.91	$9.70
Total Return(2)	2.56%(3)	3.04%	0.77%	(2.89)%	4.47%	1.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,584	$165,427	$180,721	$227,994	$223,318	$180,506
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.68%	0.66%	0.61%	0.65%	0.66%
Net expenses	0.69%(5)	0.68%	0.66%	0.61%	0.65%	0.66%
Net investment income	3.40%(5)	3.14%	2.31%	1.50%	2.18%	2.55%
Portfolio Turnover	43%(3)	80%	110%	70%	81%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.74	$8.75	$8.90	$9.29	$9.10	$9.18
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.21	$0.14	$0.07	$0.14	$0.17
Net realized and unrealized gain (loss)	0.07	(0.02)	(0.15)	(0.39)	0.19	(0.08)
Total income (loss) from operations	$0.19	$0.19	$(0.01)	$(0.32)	$0.33	$0.09
Less Distributions
From net investment income	$(0.11)	$(0.20)	$(0.14)	$(0.07)	$(0.14)	$(0.17)
Total distributions	$(0.11)	$(0.20)	$(0.14)	$(0.07)	$(0.14)	$(0.17)
Net asset value — End of period	$8.82	$8.74	$8.75	$8.90	$9.29	$9.10
Total Return(2)	2.24%(3)	2.26%	(0.08)%	(3.47)%	3.61%	0.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,140	$9,665	$11,733	$13,732	$14,426	$24,108
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.44%(5)	1.43%	1.41%	1.36%	1.40%	1.41%
Net expenses	1.44%(5)	1.43%	1.41%	1.36%	1.40%	1.41%
Net investment income	2.65%(5)	2.39%	1.56%	0.75%	1.49%	1.80%
Portfolio Turnover	43%(3)	80%	110%	70%	81%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.32	$9.33	$9.49	$9.91	$9.70	$9.79
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.30	$0.23	$0.16	$0.23	$0.27
Net realized and unrealized gain (loss)	0.08	(0.01)	(0.16)	(0.42)	0.22	(0.09)
Total income (loss) from operations	$0.25	$0.29	$0.07	$(0.26)	$0.45	$0.18
Less Distributions
From net investment income	$(0.16)	$(0.30)	$(0.23)	$(0.16)	$(0.24)	$(0.27)
Total distributions	$(0.16)	$(0.30)	$(0.23)	$(0.16)	$(0.24)	$(0.27)
Net asset value — End of period	$9.41	$9.32	$9.33	$9.49	$9.91	$9.70
Total Return(2)	2.75%(3)	3.19%	0.82%	(2.64)%	4.63%	1.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300,246	$314,551	$349,479	$382,323	$369,135	$292,213
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)	0.53%	0.51%	0.46%	0.50%	0.51%
Net expenses	0.54%(5)	0.53%	0.51%	0.46%	0.50%	0.51%
Net investment income	3.55%(5)	3.29%	2.46%	1.65%	2.33%	2.69%
Portfolio Turnover	43%(3)	80%	110%	70%	81%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
14

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $31,445,726 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $22,428,627 are short-term and $9,017,099 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$475,803,695
Gross unrealized appreciation	$8,306,781
Gross unrealized depreciation	(1,908,918)
Net unrealized appreciation	$6,397,863
15

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2024, the investment adviser fee amounted to $1,011,117 or 0.42% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2024, EVM earned $7,978 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,395 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2024 amounted to $120,590 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2024, the Fund paid or accrued to EVD $32,898 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2024 amounted to $6,580 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2024, the Fund was informed that EVD received $124 and $2,145 of CDSCs paid by Class A and Class C shareholders, respectively.
16

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $203,670,866 and $209,159,676, respectively, for the six months ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	827,627	$ 7,703,194	3,364,242	$ 31,167,168
Issued to shareholders electing to receive payments of distributions in Fund shares	240,437	2,239,247	465,203	4,303,380
Redemptions	(2,170,880)	(20,236,977)	(5,453,371)	(50,455,676)
Net decrease	(1,102,816)	$(10,294,536)	(1,623,926)	$(14,985,128)
Class C
Sales	30,896	$ 270,143	173,886	$ 1,510,031
Issued to shareholders electing to receive payments of distributions in Fund shares	12,052	105,285	26,747	232,085
Redemptions	(225,834)	(1,971,860)	(435,929)	(3,784,532)
Net decrease	(182,886)	$(1,596,432)	(235,296)	$ (2,042,416)
Class I
Sales	5,366,105	$49,997,399	11,506,017	$106,287,491
Issued to shareholders electing to receive payments of distributions in Fund shares	378,284	3,525,512	683,010	6,321,855
Redemptions	(7,573,005)	(70,656,992)	(15,901,653)	(147,069,503)
Net decrease	(1,828,616)	$(17,134,081)	(3,712,626)	$(34,460,157)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
17

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,102,619	$ —	$ 9,102,619
Tax-Exempt Municipal Obligations	—	439,753,088	—	439,753,088
Taxable Municipal Obligations	—	33,345,851	—	33,345,851
Total Investments	$ —	$482,201,558	$ —	$482,201,558
18

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
19

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
20

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
21

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EXNAX-NCSR    9.30.24

Eaton Vance
New York Municipal
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
New York Municipal Opportunities Fund

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.7%
Security	Principal Amount (000's omitted)	Value
Education — 3.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$ 422,018
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	321,882
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/25	930	943,959
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/30	410	412,923
5.00%, 10/15/39	80	82,110
		$ 2,182,892
Electric Utilities — 6.0%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/42	$1,000	$ 1,139,840
New York Power Authority, Green Bonds, 5.00%, 11/15/36(1)	1,125	1,342,035
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	1,000	1,162,720
		$ 3,644,595
General Obligations — 9.3%
Nassau County, NY, 4.00%, 4/1/50	$500	$ 497,315
New York, NY:
4.00%, 9/1/46	1,000	997,820
5.00%, 8/1/35	1,000	1,179,660
5.00%, 3/15/39	1,500	1,742,700
(SPA: Barclays Bank PLC), 4.15%, 6/1/44(2)	500	500,000
Puerto Rico, 0.00%, 7/1/33	425	288,998
Valley Stream, NY:
2.00%, 5/15/25	235	231,221
2.125%, 5/15/26	240	231,883
		$ 5,669,597
Hospital — 8.0%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,361,561
4.00%, 11/1/29	1,110	1,081,107
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	515	551,065
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
5.00%, 7/1/35(1)	1,000	1,195,050
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group): (continued)
5.00%, 7/1/36(1)	$580	$ 698,320
		$ 4,887,103
Housing — 7.0%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 822,852
Sustainable Development Bonds, 2.85%, 11/1/39	990	848,143
Sustainable Development Bonds, 4.45%, 8/1/43	1,000	1,016,020
Sustainable Development Bonds, (SPA: TD Bank, N.A.), 3.10%, 5/1/54(3)	1,250	1,250,000
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/25	170	171,333
5.00%, 6/1/26	170	174,214
		$ 4,282,562
Industrial Development Revenue — 5.7%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	$250	$ 236,743
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(4)	1,000	985,830
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	1,009,710
(AMT), 6.00%, 4/1/35	550	622,407
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(4)	610	609,945
		$ 3,464,635
Insured - Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,027,020
		$ 2,027,020
Insured - General Obligations — 2.3%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,001,300
Nassau County, NY, (AGM), 4.00%, 4/1/47	375	377,299
		$ 1,378,599

1
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 2.4%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/47	$1,350	$ 1,460,525
		$ 1,460,525
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 154,803
(AGM), (AMT), 5.00%, 5/1/28	740	780,485
		$ 935,288
Insured - Transportation — 0.8%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 496,420
		$ 496,420
Lease Revenue/Certificates of Participation — 3.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$1,000	$ 1,108,210
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	997,940
		$ 2,106,150
Other Revenue — 1.7%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$1,000	$ 1,031,600
		$ 1,031,600
Senior Living/Life Care — 3.5%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 292,884
5.25%, 11/1/25	750	764,692
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,051,670
		$ 2,109,246
Special Tax Revenue — 19.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 203,912
Metropolitan Transportation Authority, NY, (LOC: TD Bank, N.A.), 3.85%, 11/1/26(2)	1,305	1,305,000
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	1,048,240
4.00%, 8/1/48	1,000	998,890
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
5.00%, 5/1/32(1)	$1,000	$ 1,156,310
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,046,510
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	650	641,440
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,372,041
5.00%, 3/15/49	1,000	1,097,530
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	1,000	1,073,150
Series 2021C, 5.00%, 5/15/51	1,000	1,077,990
Green Bonds, 5.25%, 5/15/47	1,000	1,114,560
		$12,135,573
Transportation — 12.2%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$415	$ 411,626
Green Bonds, 4.75%, 11/15/45	95	98,515
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	1,000,010
Port Authority of New York and New Jersey:
5.00%, 9/1/35(1)	1,000	1,191,940
(AMT), 5.00%, 10/15/35	740	762,740
(AMT), 5.00%, 8/1/37	1,000	1,097,040
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	827,980
4.00%, 11/15/54	1,000	982,150
5.00%, 11/15/51	1,000	1,068,420
		$ 7,440,421
Water and Sewer — 12.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/47	$1,000	$ 1,127,460
5.25%, 6/15/53(1)	1,500	1,686,120
(SPA: Barclays Bank PLC), 4.15%, 6/15/50(2)	1,500	1,500,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/50(2)	2,150	2,150,000
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,000	924,280
		$ 7,387,860
Total Tax-Exempt Municipal Obligations (identified cost $60,912,402)		$62,640,086

2
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 494,168
		$ 494,168
General Obligations — 0.2%
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$131	$ 84,700
		$ 84,700
Housing — 2.3%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.85%, 11/1/55(3)	$1,425	$ 1,425,000
		$ 1,425,000
Special Tax Revenue — 3.1%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$1,000	$ 1,001,090
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	415	392,756
Oneida Indian Nation of New York, 7.25%, 9/1/34(4)	500	509,570
		$ 1,903,416
Total Taxable Municipal Obligations (identified cost $3,863,771)		$ 3,907,284
Total Investments — 109.1% (identified cost $64,776,173)		$66,547,370
Other Assets, Less Liabilities — (9.1)%		$(5,543,247)
Net Assets — 100.0%		$61,004,123
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $2,546,000 or 4.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 5.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Investments, at value (identified cost $64,776,173)	$66,547,370
Cash	702,181
Interest receivable	662,604
Receivable for investments sold	630,469
Receivable for Fund shares sold	19,027
Receivable from affiliates	3,022
Trustees' deferred compensation plan	31,341
Total assets	$68,596,014
Liabilities
Payable for when-issued securities	$7,233,263
Payable for Fund shares redeemed	166,721
Distributions payable	49,759
Payable to affiliates:
Investment adviser fee	20,825
Distribution and service fees	3,856
Trustees' deferred compensation plan	31,341
Accrued expenses	86,126
Total liabilities	$7,591,891
Net Assets	$61,004,123
Sources of Net Assets
Paid-in capital	$63,220,269
Accumulated loss	(2,216,146)
Net Assets	$61,004,123
Class A Shares
Net Assets	$22,139,694
Shares Outstanding	2,295,026
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.65
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.97
Class C Shares
Net Assets	$1,524,776
Shares Outstanding	166,348
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.17
Class I Shares
Net Assets	$37,339,653
Shares Outstanding	3,870,834
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.65
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Interest income	$1,265,563
Total investment income	$1,265,563
Expenses
Investment adviser fee	$133,347
Distribution and service fees:
Class A	19,920
Class C	7,293
Trustees’ fees and expenses	2,300
Custodian fee	12,672
Transfer and dividend disbursing agent fees	14,707
Legal and accounting services	29,080
Printing and postage	4,798
Registration fees	4,222
Miscellaneous	13,837
Total expenses	$242,176
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$9,396
Total expense reductions	$9,396
Net expenses	$232,780
Net investment income	$1,032,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(17,577)
Futures contracts	115,443
Net realized gain	$97,866
Change in unrealized appreciation (depreciation):
Investments	$1,036,513
Net change in unrealized appreciation (depreciation)	$1,036,513
Net realized and unrealized gain	$1,134,379
Net increase in net assets from operations	$2,167,162
5
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,032,783	$1,942,752
Net realized gain (loss)	97,866	(748,980)
Net change in unrealized appreciation (depreciation)	1,036,513	1,334,447
Net increase in net assets from operations	$2,167,162	$2,528,219
Distributions to shareholders:
Class A	$(409,431)	$(883,013)
Class C	(18,954)	(49,082)
Class I	(582,982)	(928,686)
Total distributions to shareholders	$(1,011,367)	$(1,860,781)
Transactions in shares of beneficial interest:
Class A	$(8,211,274)	$(2,630,634)
Class C	(286,558)	(1,084,407)
Class I	2,199,006	5,949,024
Net increase (decrease) in net assets from Fund share transactions	$(6,298,826)	$2,233,983
Net increase (decrease) in net assets	$(5,143,031)	$2,901,421
Net Assets
At beginning of period	$66,147,154	$63,245,733
At end of period	$61,004,123	$66,147,154
6
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Financial Highlights

	Class A
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.47	$9.36	$9.63	$10.30	$9.89	$9.87
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.22	$0.17	$0.19	$0.21
Net realized and unrealized gain (loss)	0.18	0.09	(0.28)	(0.62)	0.41	0.02(2)
Total income (loss) from operations	$0.33	$0.37	$(0.06)	$(0.45)	$0.60	$0.23
Less Distributions
From net investment income	$(0.15)	$(0.26)	$(0.21)	$(0.17)	$(0.19)	$(0.21)
From net realized gain	—	—	—	(0.05)	—	—
Total distributions	$(0.15)	$(0.26)	$(0.21)	$(0.22)	$(0.19)	$(0.21)
Net asset value — End of period	$9.65	$9.47	$9.36	$9.63	$10.30	$9.89
Total Return(3)	3.50%(4)	4.09%	(0.53)%	(4.47)%	6.11%	2.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,140	$29,896	$32,205	$37,054	$41,461	$41,504
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.83%(6)	0.82%	0.82%	0.73%	0.74%	0.74%
Net expenses	0.80%(6)	0.82%	0.82%	0.73%	0.74%	0.74%
Net investment income	3.16%(6)	2.97%	2.38%	1.67%	1.91%	2.08%
Portfolio Turnover	61%(4)	76%	65%	38%	77%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.00	$8.90	$9.15	$9.79	$9.41	$9.39
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.19	$0.14	$0.09	$0.11	$0.13
Net realized and unrealized gain (loss)	0.17	0.09	(0.25)	(0.59)	0.38	0.02(2)
Total income (loss) from operations	$0.28	$0.28	$(0.11)	$(0.50)	$0.49	$0.15
Less Distributions
From net investment income	$(0.11)	$(0.18)	$(0.14)	$(0.09)	$(0.11)	$(0.13)
From net realized gain	—	—	—	(0.05)	—	—
Total distributions	$(0.11)	$(0.18)	$(0.14)	$(0.14)	$(0.11)	$(0.13)
Net asset value — End of period	$9.17	$9.00	$8.90	$9.15	$9.79	$9.41
Total Return(3)	3.10%(4)	3.26%	(1.20)%	(5.19)%	5.22%	1.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,525	$1,784	$2,867	$4,064	$5,378	$9,441
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.57%(6)	1.56%	1.56%	1.48%	1.49%	1.50%
Net expenses	1.54%(6)	1.56%	1.56%	1.48%	1.49%	1.50%
Net investment income	2.41%(6)	2.20%	1.61%	0.91%	1.18%	1.33%
Portfolio Turnover	61%(4)	76%	65%	38%	77%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.47	$9.36	$9.63	$10.30	$9.89	$9.87
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.29	$0.24	$0.19	$0.21	$0.23
Net realized and unrealized gain (loss)	0.17	0.10	(0.28)	(0.62)	0.41	0.02(2)
Total income (loss) from operations	$0.33	$0.39	$(0.04)	$(0.43)	$0.62	$0.25
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.23)	$(0.19)	$(0.21)	$(0.23)
From net realized gain	—	—	—	(0.05)	—	—
Total distributions	$(0.15)	$(0.28)	$(0.23)	$(0.24)	$(0.21)	$(0.23)
Net asset value — End of period	$9.65	$9.47	$9.36	$9.63	$10.30	$9.89
Total Return(3)	3.57%(4)	4.24%	(0.38)%	(4.32)%	6.27%	2.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,340	$34,467	$28,174	$36,233	$34,277	$25,454
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.67%(6)	0.67%	0.67%	0.58%	0.59%	0.59%
Net expenses	0.64%(6)	0.67%	0.67%	0.58%	0.59%	0.59%
Net investment income	3.32%(6)	3.12%	2.53%	1.82%	2.05%	2.23%
Portfolio Turnover	61%(4)	76%	65%	38%	77%	102%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
10

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,323,659 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $1,660,691 are short-term and $2,662,968 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$64,498,606
Gross unrealized appreciation	$2,294,605
Gross unrealized depreciation	(245,841)
Net unrealized appreciation	$2,048,764
11

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2024, the Fund's investment adviser fee amounted to $133,347 or 0.42% (annualized) of the Fund’s average daily net assets.
Effective August 1, 2024, Eaton Vance Management (EVM), an affiliate of BMR, has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after August 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $9,396 of the Fund’s operating expenses for the six months ended September 30, 2024.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2024, EVM earned $2,800 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $623 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2024 amounted to $19,920 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2024, the Fund paid or accrued to EVD $6,077 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2024 amounted to $1,216 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $38,261,354 and $38,188,287, respectively, for the six months ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	92,092	$ 873,588	149,769	$ 1,391,046
Issued to shareholders electing to receive payments of distributions in Fund shares	37,368	354,351	79,729	741,060
Redemptions	(991,445)	(9,439,213)	(513,119)	(4,762,740)
Net decrease	(861,985)	$(8,211,274)	(283,621)	$(2,630,634)
Class C
Sales	2,791	$ 25,330	3,721	$ 32,876
Issued to shareholders electing to receive payments of distributions in Fund shares	929	8,372	2,688	23,703
Redemptions	(35,580)	(320,260)	(130,486)	(1,140,986)
Net decrease	(31,860)	$ (286,558)	(124,077)	$(1,084,407)
Class I
Sales	451,215	$4,286,790	1,352,823	$12,605,556
Issued to shareholders electing to receive payments of distributions in Fund shares	38,107	361,952	61,132	568,512
Redemptions	(257,890)	(2,449,736)	(784,135)	(7,225,044)
Net increase	231,432	$2,199,006	629,820	$ 5,949,024
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2024, there were no obligations outstanding under these financial instruments.
13

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended September 30, 2024, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$115,443(1)	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately $35,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$62,640,086	$ —	$62,640,086
Taxable Municipal Obligations	—	3,907,284	—	3,907,284
Total Investments	$ —	$66,547,370	$ —	$66,547,370
14

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
15

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
16

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
17

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EXNYX-NCSR    9.30.24

Eaton Vance
Short Duration Municipal
Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Short Duration Municipal Opportunities Fund

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 3.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 8,000,000
Yale University, 0.873%, 4/15/25	2,000	1,964,710
		$ 9,964,710
Hospital — 1.1%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,779,708
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32(1)	2,015	1,984,775
		$ 7,764,483
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$3,470	$ 3,829,527
		$ 3,829,527
Total Corporate Bonds (identified cost $20,689,300)		$ 21,558,720

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.861%, (30-day SOFR Average + 0.50%), 1/25/33(2)(3)	$445	$ 442,874
Total Tax-Exempt Mortgage-Backed Securities (identified cost $444,519)		$ 442,874

Tax-Exempt Municipal Obligations — 92.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.1%
Oklahoma Water Resources Board, 5.00%, 10/1/35(4)	$530	$ 597,474
		$ 597,474
Education — 4.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(2)	$305	$ 305,714
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	$465	$ 466,307
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed):
4.00%, 6/15/44(4)	400	401,124
5.00%, 6/15/39(4)	225	249,883
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44(4)	500	500,960
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	110	107,650
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.05%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(3)	4,000	4,005,760
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	275,000
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	1,045	1,073,382
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)	300	302,385
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/25(2)	200	201,366
5.00%, 7/1/26(2)	105	107,264
5.00%, 7/1/27(2)	110	115,431
5.00%, 7/1/28(2)	160	170,382
5.00%, 7/1/29(2)	165	178,019
Connecticut Health and Educational Facilities Authority, (Yale University), 3.60%, 7/1/42(5)	1,250	1,250,000
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	504,300
5.00%, 7/1/29	885	949,171
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	262,208
5.00%, 7/1/28	240	255,398
5.00%, 7/1/29	235	253,325
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,725
Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	678,867
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,346,457
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	511,770
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(2)	195	192,929

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(2)	$125	$ 124,320
5.00%, 4/1/30(2)	1,470	1,533,754
Purdue University, IN, 4.00%, 7/1/40	2,100	2,100,000
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(2)(4)	1,000	1,047,900
University of Massachusetts Building Authority, 5.00%, 11/1/40	3,500	3,554,495
University of North Carolina at Chapel Hill, 3.893%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(3)	4,500	4,500,045
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	403,680
		$ 31,429,971
Electric Utilities — 4.7%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,480,770
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,992,280
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/35	1,000	1,198,940
5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,202,840
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,500	1,500,105
New York Power Authority, Green Bonds, 5.00%, 11/15/36(4)	1,125	1,342,035
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,506,453
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,506,353
5.00%, 8/1/40	1,500	1,692,510
Salt River Project Agricultural Improvement and Power District, AZ:
4.00%, 12/1/32	9,675	9,710,120
4.00%, 12/1/34	3,250	3,259,230
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	2,000	2,037,280
		$ 34,428,916
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 309,315
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(2)	15	14,997
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
Escrowed to Maturity, 5.00%, 4/1/30(2)	$80	$ 86,485
		$ 410,797
General Obligations — 17.6%
Bristol, VA, 5.00%, 9/1/27	$1,915	$ 1,951,940
California, 5.00%, 4/1/42	6,440	6,760,261
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	382,940
Chicago Board of Education, IL:
0.00%, 12/1/25	500	479,295
4.00%, 12/1/35	1,500	1,479,300
5.00%, 12/1/30	1,650	1,763,949
5.00%, 12/1/33	1,895	1,896,346
5.00%, 12/1/36	2,410	2,462,659
5.25%, 12/1/35	2,750	2,753,355
5.50%, 12/1/38	4,000	4,401,920
Chicago, IL:
5.625%, 1/1/29	1,000	1,047,080
5.625%, 1/1/31	5,000	5,223,350
Escrowed to Maturity, 0.00%, 1/1/26	160	153,912
Clear Creek Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/40	5,000	4,981,950
Connecticut, 4.00%, 6/15/34	6,500	6,528,860
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/40(4)	2,000	2,289,180
Detroit, MI:
5.00%, 4/1/25	150	151,023
5.00%, 4/1/26	330	339,045
5.00%, 4/1/27	695	729,820
5.00%, 4/1/28	730	780,458
5.00%, 4/1/29	515	559,841
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,122,670
5.00%, 2/15/42	1,000	1,115,950
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	1,155	1,038,518
Falls Church, VA, 3.00%, 7/15/41	3,455	3,136,725
Fremont Union High School District, CA, 4.00%, 8/1/40	2,800	2,800,196
Galena Park Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/38(4)	1,000	1,160,310
5.00%, 8/15/39(4)	600	692,742

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	$4,285	$ 4,297,255
4.00%, 2/15/35	5,000	5,005,950
Illinois:
3.25%, 11/1/26	1,440	1,443,168
4.00%, 7/1/37	3,000	3,049,140
5.00%, 1/1/41	2,650	2,680,051
Irion County Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/40(4)	1,000	1,130,160
5.00%, 8/15/42(4)	1,075	1,202,259
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,197,981
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	4,081,671
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44(4)	1,225	1,272,236
Molalla River School District No. 35, OR, 5.00%, 6/15/38	1,500	1,734,570
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,555,580
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	1,165	1,347,590
New Jersey:
2.00%, 6/1/25	2,500	2,473,300
2.00%, 6/1/27	5,000	4,831,650
New York, NY:
5.00%, 8/1/29	3,515	3,615,986
(SPA: TD Bank, N.A.), 3.85%, 9/1/49(5)	6,025	6,025,000
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,525,365
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,505	1,655,921
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,134,470
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,053,180
South San Antonio Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/33(4)	500	577,410
5.00%, 8/15/37(4)	500	574,500
Texas:
4.00%, 5/15/45	3,665	3,661,262
5.00%, 8/1/37	1,665	1,688,127
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,825,457
Virginia, 2.00%, 6/1/28	1,520	1,465,690
Washington, 5.00%, 2/1/30	5,415	5,448,627
		$128,737,151
Security	Principal Amount (000's omitted)	Value
Hospital — 8.5%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/42	$2,965	$ 2,972,590
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,143,260
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,507,455
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(2)	725	737,209
5.00%, 7/1/30(2)	285	291,732
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	389,801
5.00%, 8/1/26	445	459,436
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	756,798
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	369,848
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,369,683
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	6,050	6,152,305
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	81,830
Maricopa County Industrial Development Authority, AZ, (Banner Health), 3.72%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(3)	5,935	5,934,525
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.80%, 6/1/46(5)	3,000	3,000,000
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(2)	120	120,775
5.00%, 7/15/26(2)	150	153,017
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,500	2,456,175
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	3,000	2,915,400
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,050,294
5.00%, 10/1/26	1,010	1,010,535
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	817,520
5.00%, 7/1/29	300	307,530
5.00%, 7/1/30	1,595	1,632,961
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,409,089

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	$225	$ 228,067
5.00%, 10/1/26	150	154,541
5.00%, 10/1/27	125	130,316
5.00%, 10/1/28	150	158,316
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	828,488
5.00%, 4/1/29	1,000	756,150
5.00%, 4/1/30	930	703,108
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,480,225
Virginia Commonwealth University Health System Authority, (LOC: TD Bank, N.A.), 3.80%, 7/1/37(5)	4,200	4,200,000
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,611,700
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,516,050
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,993,900
4.00%, 11/15/46	6,540	6,209,468
5.00%, 11/15/34	1,000	1,029,130
		$ 62,039,227
Housing — 7.4%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,383,328
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	1,100	1,000,956
1.35%, 11/15/30	1,550	1,314,152
1.35%, 11/15/30	2,500	2,216,800
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,972,400
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,549,755
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	2,795	2,757,435
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.80%, 7/1/47(5)	1,500	1,500,000
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,000	1,024,220
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/25	300	300,717
4.00%, 7/1/26	320	323,261
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Housing Finance Agency:
Sustainability Bonds, 0.90%, 6/1/26	$1,500	$ 1,432,140
Sustainability Bonds, 4.00%, 12/1/25	1,000	1,008,130
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,100,147
Social Bonds, 5.50%, 12/1/53	1,500	1,636,170
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	2,665	2,713,930
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	773,744
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,646,750
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,537,716
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	164,325
5.00%, 7/1/27	385	401,524
5.00%, 7/1/28	240	253,656
5.00%, 7/1/29	535	571,856
5.00%, 7/1/30	225	239,119
5.00%, 7/1/31	485	513,280
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/25	870	878,187
5.00%, 7/1/26	600	616,218
5.00%, 7/1/27	375	391,095
5.00%, 7/1/28	340	359,346
5.00%, 7/1/29	300	316,692
5.00%, 7/1/30	465	488,431
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/25	980	986,978
5.00%, 6/1/26	1,090	1,115,059
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,073,400
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,473,315
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,957,531
		$ 53,991,763
Industrial Development Revenue — 9.8%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$3,550	$ 3,553,621
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	500	462,645

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	$3,500	$ 3,503,325
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,305,138
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,146,600
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,675,765
(AMT), 3.10%, 5/1/26	4,005	3,852,009
(AMT), 3.25%, 1/1/25	3,250	3,199,365
(AMT), 4.00%, 3/1/37	2,000	1,868,560
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,903,800
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	961,610
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	4,022,920
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,545,090
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	938,000
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,467,525
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	710	672,349
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,929,463
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	4,080	4,079,633
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,194,126
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	964,510
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	600	600,180
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,792,370
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	$7,750	$ 7,406,597
(AMT), 2.625%, 11/1/25	1,500	1,479,240
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,593,472
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,377,552
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,000	4,009,520
		$ 71,504,985
Insured - Education — 0.0%(6)
Southern Illinois University, (NPFG), 0.00%, 4/1/26	$200	$ 188,256
		$ 188,256
Insured - Electric Utilities — 1.5%
Greenville, TX, Electric System Revenue, (BAM), 5.00%, 2/15/38	$1,000	$ 1,124,740
JEA, FL, Electric System Revenue, (AGC), 5.00%, 10/1/36(4)	2,250	2,641,882
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGC), 5.00%, 5/15/42	3,100	3,464,467
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/27	1,500	1,624,350
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,720,495
		$ 10,575,934
Insured - General Obligations — 1.6%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,945	$ 1,805,038
Series 1998B, (NPFG), 0.00%, 12/1/24	365	362,569
Series 1999A, (NPFG), 0.00%, 12/1/24	260	258,268
Chicago, IL, (AGM), 0.00%, 1/1/25	250	247,688
Generation Park Management District, TX, (AGC), 3.50%, 9/1/41(4)	3,750	3,526,013
Harris County Municipal Utility District No. 55, TX:
(AGC), 4.00%, 2/1/38	1,355	1,373,062
(AGC), 4.00%, 2/1/39	1,415	1,427,509
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,863
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33(4)	285	316,085
(BAM), 5.00%, 12/1/34(4)	200	221,404
(BAM), 5.00%, 12/1/39(4)	1,125	1,231,200

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	$130	$ 128,779
		$ 11,383,478
Lease Revenue/Certificates of Participation — 2.8%
California State Public Works Board, 4.50%, 9/1/35	$4,910	$ 4,913,584
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41(4)	500	557,955
5.00%, 7/15/42(4)	725	804,823
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	2,000	2,024,260
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,478,911
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,039,690
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/24	200	198,516
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,124,900
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33(4)	510	571,858
5.00%, 7/15/35(4)	800	886,920
5.00%, 7/15/37(4)	890	980,299
		$ 20,581,716
Other Revenue — 5.7%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	$500	$ 500,170
Black Belt Energy Gas District, AL:
3.52%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	15,000	14,642,700
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,511,145
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,338,237
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,060	6,783,564
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	790	818,227
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,896,000
Northern California Gas Authority No. 1, Gas Project Revenue, 4.467%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(3)	500	500,565
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.19%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(3)	$1,620	$ 1,620,972
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(3)	2,255	2,256,376
		$ 41,867,956
Senior Living/Life Care — 6.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	$250	$ 251,307
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	378,830
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	800,000
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,464,315
2.625%, 5/15/29	2,000	1,930,000
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	198,460
4.00%, 1/1/28	240	237,682
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
4.00%, 6/1/25(2)	110	109,887
4.00%, 6/1/26(2)	110	109,871
5.00%, 6/1/31(2)	285	299,982
5.00%, 6/1/35(2)	225	235,625
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/24	425	425,259
5.00%, 12/1/30	500	515,500
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(2)	3,665	3,458,624
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	350	346,654
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.85%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(3)	725	715,582
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,241,568
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	415,050
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	485	476,134

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(2)	$515	$ 516,550
4.00%, 10/1/26(2)	1,000	1,007,070
4.00%, 10/1/27(2)	400	404,624
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/24	150	149,945
4.00%, 12/1/25	100	100,303
4.00%, 12/1/26	150	151,400
4.00%, 12/1/27	200	202,990
4.00%, 12/1/28	200	203,640
4.00%, 12/1/29	250	254,232
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	1,205	1,101,792
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	705	710,661
5.625%, 7/1/46(2)	425	429,169
5.75%, 7/1/54(2)	1,130	1,139,718
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	643,387
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	3,000,450
4.50%, 10/1/26	3,000	3,000,420
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	412,088
5.00%, 7/1/31	670	688,840
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	120	119,844
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	249,643
4.00%, 1/1/26	240	238,313
5.00%, 1/1/27	565	569,373
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(2)	2,515	3,179,086
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,240,868
5.00%, 5/15/26	1,000	1,002,370
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	301,911
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	265	272,902
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(2)	$380	$ 366,005
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/25	1,510	1,516,584
5.00%, 4/1/26	1,595	1,617,521
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	199,932
4.00%, 11/15/25	275	274,392
5.00%, 11/15/27	300	307,644
5.00%, 11/15/29	115	119,732
5.00%, 11/15/30	180	188,584
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	144,783
4.00%, 12/15/25	180	178,673
4.00%, 12/15/26	375	370,309
4.00%, 12/15/27	215	211,433
4.00%, 12/15/28	200	195,820
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,630,197
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/24	245	244,814
4.00%, 12/1/25	250	249,003
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	619,591
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/24	225	224,910
4.00%, 12/1/25	275	274,582
4.00%, 12/1/26	240	239,594
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,021,810
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,083,640
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,165,396
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/25(2)	385	384,988
5.00%, 1/1/26(2)	400	400,448
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/25	100	99,354

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community): (continued)
3.00%, 8/1/26	$250	$ 246,743
		$ 50,478,401
Special Tax Revenue — 3.3%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 418,616
5.00%, 5/1/28	575	610,069
5.00%, 5/1/29	600	645,216
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(2)	3,000	3,064,860
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(2)	125	124,103
2.85%, 6/1/26(2)	135	133,318
2.95%, 6/1/27(2)	175	172,084
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,478,477
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,650,985
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,022,040
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	1,955	2,038,733
5.00%, 8/1/36	2,500	2,535,350
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	224,581
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,858,519
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	597,444
Tolomato Community Development District, FL, 2.625%, 5/1/27	745	726,025
		$ 24,300,420
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,140	$ 1,075,123
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,905,917
		$ 3,981,040
Transportation — 12.8%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,538,525
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(2)	$1,670	$ 1,719,966
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/37	1,450	1,591,868
(AMT), 5.00%, 1/1/38	1,780	1,947,356
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,175,695
(AMT), 5.00%, 11/15/30	7,170	7,854,090
(AMT), 5.00%, 12/1/32	6,350	6,718,300
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,004,070
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	3,000	3,019,320
Lee County, FL, Transportation Facilities Revenue:
5.00%, 10/1/33(4)	500	576,265
5.00%, 10/1/34(4)	525	610,360
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,507,168
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,625,505
(AMT), Prerefunded to 3/22/25, 5.00%, 7/1/34	2,405	2,422,653
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,048,560
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,101,620
(AMT), 5.00%, 10/1/33	5,000	5,062,450
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,730	2,744,059
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,945	3,015,650
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,141,900
Port of Los Angeles, CA:
5.00%, 8/1/37	1,240	1,481,279
5.00%, 8/1/40	1,165	1,362,945
Port of Seattle, WA:
(AMT), 5.00%, 7/1/27	10,000	10,016,000
(AMT), 5.00%, 5/1/33	2,045	2,119,499
(AMT), 5.00%, 5/1/37	2,100	2,169,678
(AMT), 5.00%, 4/1/40	4,000	4,001,760
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,036,030
Sacramento County, CA, Airport System Revenue, 5.00%, 7/1/38(4)	2,000	2,353,120
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,638,740
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	280,171

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/42	$500	$ 570,005
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,644,500
		$ 93,099,107
Water and Sewer — 4.8%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,689,300
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	1,000	1,020,930
4.00%, 12/1/38	1,000	1,013,860
El Paso, TX, Municipal Drainage Utility System Revenue, 5.00%, 3/1/41	2,580	2,901,365
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37(4)	1,570	1,846,116
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,338,300
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	2,000,280
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 4.15%, 6/15/53(5)	1,500	1,500,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	860,980
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	3,000	3,006,540
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,690	4,737,275
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,067,355
		$ 34,982,301
Total Tax-Exempt Municipal Obligations (identified cost $670,585,822)		$674,578,893

Taxable Municipal Obligations — 6.0%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$1,560	$ 1,572,964
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	738,805
		$ 2,311,769
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.2%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,482,135
		$ 1,482,135
General Obligations — 1.0%
California, 7.50%, 4/1/34(7)	$2,500	$ 2,999,875
Cecil County, MD, 1.20%, 11/1/27	420	388,806
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	557,324
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,141,522
		$ 7,087,527
Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,695	$ 1,694,491
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	250	237,663
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	835	811,837
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,686,703
		$ 4,430,694
Housing — 0.5%
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.85%, 11/15/50(8)	$3,460	$ 3,460,000
		$ 3,460,000
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 568,503
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	483,490
		$ 1,051,993
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 520,432
(AGM), 1.573%, 8/15/27	500	464,465
(AGM), 1.743%, 8/15/28	750	683,955
(AGM), 1.924%, 8/15/29	1,535	1,377,601
		$ 3,046,453

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,605,968
		$ 4,605,968
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 486,275
		$ 486,275
Special Tax Revenue — 1.4%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,957,740
1.453%, 6/15/26	3,000	2,868,780
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,689,085
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,151,435
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	329,627
		$ 9,996,667
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,114,315
		$ 1,114,315
Water and Sewer — 0.7%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.85%, 7/1/37(8)	$5,000	$ 5,000,000
		$ 5,000,000
Total Taxable Municipal Obligations (identified cost $44,896,663)		$ 44,073,796

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,554,918
Total U.S. Treasury Obligations (identified cost $6,502,760)		$ 6,554,918
Total Investments — 102.4% (identified cost $743,119,064)		$747,209,201
Other Assets, Less Liabilities — (2.4)%		$(17,390,787)
Net Assets — 100.0%		$729,818,414
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $37,405,425 or 5.1% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(6)	Amount is less than 0.05%.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
At September 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California	10.8%
Texas	10.7%
Others, representing less than 10% individually	77.0%

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Investments, at value (identified cost $743,119,064)	$747,209,201
Cash	614,593
Interest receivable	8,231,831
Receivable for investments sold	8,488,056
Receivable for Fund shares sold	1,706,189
Trustees' deferred compensation plan	38,749
Total assets	$766,288,619
Liabilities
Payable for when-issued securities	$33,504,569
Payable for Fund shares redeemed	1,624,224
Distributions payable	688,588
Payable to affiliates:
Investment adviser and administration fee	238,217
Distribution and service fees	24,014
Trustees' deferred compensation plan	38,749
Accrued expenses	351,844
Total liabilities	$36,470,205
Net Assets	$729,818,414
Sources of Net Assets
Paid-in capital	$762,369,418
Accumulated loss	(32,551,004)
Net Assets	$729,818,414
Class A Shares
Net Assets	$119,156,040
Shares Outstanding	11,997,587
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.93
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.26
Class C Shares
Net Assets	$12,301,381
Shares Outstanding	1,293,094
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.51
Class I Shares
Net Assets	$598,360,993
Shares Outstanding	60,220,183
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.94
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Interest income	$13,591,595
Total investment income	$13,591,595
Expenses
Investment adviser and administration fee	$1,437,845
Distribution and service fees:
Class A	89,757
Class C	58,738
Trustees’ fees and expenses	21,905
Custodian fee	87,236
Transfer and dividend disbursing agent fees	124,536
Legal and accounting services	45,963
Printing and postage	12,308
Registration fees	36,558
Miscellaneous	65,392
Total expenses	$1,980,238
Net investment income	$11,611,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,095,108
Futures contracts	554,575
Net realized gain	$2,649,683
Change in unrealized appreciation (depreciation):
Investments	$9,360,313
Net change in unrealized appreciation (depreciation)	$9,360,313
Net realized and unrealized gain	$12,009,996
Net increase in net assets from operations	$23,621,353

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,611,357	$23,820,664
Net realized gain (loss)	2,649,683	(4,388,066)
Net change in unrealized appreciation (depreciation)	9,360,313	7,163,797
Net increase in net assets from operations	$23,621,353	$26,596,395
Distributions to shareholders:
Class A	$(1,798,411)	$(3,896,475)
Class C	(146,933)	(355,966)
Class I	(9,245,618)	(19,142,586)
Total distributions to shareholders	$(11,190,962)	$(23,395,027)
Transactions in shares of beneficial interest:
Class A	$(5,636,420)	$(32,216,910)
Class C	(1,421,013)	(7,356,892)
Class I	(2,296,152)	(120,099,001)
Net decrease in net assets from Fund share transactions	$(9,353,585)	$(159,672,803)
Net increase (decrease) in net assets	$3,076,806	$(156,471,435)
Net Assets
At beginning of period	$726,741,608	$883,213,043
At end of period	$729,818,414	$726,741,608

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Financial Highlights

	Class A
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.76	$9.70	$9.88	$10.28	$9.90	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.20	$0.11	$0.16	$0.19
Net realized and unrealized gain (loss)	0.17	0.06	(0.18)	(0.40)	0.38	(0.16)
Total income (loss) from operations	$0.32	$0.34	$0.02	$(0.29)	$0.54	$0.03
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.20)	$(0.11)	$(0.16)	$(0.19)
From net realized gain	—	—	—	—	—	(0.01)
Total distributions	$(0.15)	$(0.28)	$(0.20)	$(0.11)	$(0.16)	$(0.20)
Net asset value — End of period	$9.93	$9.76	$9.70	$9.88	$10.28	$9.90
Total Return(2)	3.28%(3)	3.57%	0.18%	(2.85)%	5.46%	0.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,156	$122,727	$154,478	$201,964	$192,676	$162,846
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.66%	0.65%	0.64%	0.66%	0.66%
Net expenses	0.66%(5)	0.66%	0.65%	0.64%	0.66%	0.66%
Net investment income	3.12%(5)	2.94%	2.01%	1.08%	1.55%	1.93%
Portfolio Turnover	46%(3)	70%	78%	57%	14%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.35	$9.29	$9.47	$9.85	$9.48	$9.65
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.20	$0.12	$0.03	$0.08	$0.12
Net realized and unrealized gain (loss)	0.16	0.06	(0.18)	(0.38)	0.37	(0.17)
Total income (loss) from operations	$0.27	$0.26	$(0.06)	$(0.35)	$0.45	$(0.05)
Less Distributions
From net investment income	$(0.11)	$(0.20)	$(0.12)	$(0.03)	$(0.08)	$(0.11)
From net realized gain	—	—	—	—	—	(0.01)
Total distributions	$(0.11)	$(0.20)	$(0.12)	$(0.03)	$(0.08)	$(0.12)
Net asset value — End of period	$9.51	$9.35	$9.29	$9.47	$9.85	$9.48
Total Return(2)	2.87%(3)	2.82%	(0.65)%	(3.54)%	4.74%	(0.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,301	$13,497	$20,818	$30,887	$32,499	$35,156
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.41%(5)	1.41%	1.41%	1.39%	1.41%	1.41%
Net expenses	1.41%(5)	1.41%	1.41%	1.39%	1.41%	1.41%
Net investment income	2.37%(5)	2.18%	1.24%	0.34%	0.81%	1.20%
Portfolio Turnover	46%(3)	70%	78%	57%	14%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.76	$9.71	$9.89	$10.29	$9.90	$10.08
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.21	$0.13	$0.17	$0.21
Net realized and unrealized gain (loss)	0.17	0.04	(0.18)	(0.40)	0.39	(0.17)
Total income (loss) from operations	$0.33	$0.34	$0.03	$(0.27)	$0.56	$0.04
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.21)	$(0.13)	$(0.17)	$(0.21)
From net realized gain	—	—	—	—	—	(0.01)
Total distributions	$(0.15)	$(0.29)	$(0.21)	$(0.13)	$(0.17)	$(0.22)
Net asset value — End of period	$9.94	$9.76	$9.71	$9.89	$10.29	$9.90
Total Return(2)	3.46%(3)	3.62%	0.33%	(2.70)%	5.72%	0.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$598,361	$590,518	$707,917	$807,534	$664,004	$616,381
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.50%	0.50%	0.49%	0.51%	0.51%
Net expenses	0.51%(5)	0.50%	0.50%	0.49%	0.51%	0.51%
Net investment income	3.27%(5)	3.09%	2.16%	1.23%	1.71%	2.09%
Portfolio Turnover	46%(3)	70%	78%	57%	14%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Interim Financial Statements—The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $40,576,462 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $22,258,992 are short-term and $18,317,470 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$741,921,429
Gross unrealized appreciation	$12,248,608
Gross unrealized depreciation	(6,960,836)
Net unrealized appreciation	$5,287,772

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended September 30, 2024, the investment adviser and administration fee amounted to $1,437,845 or 0.40% (annualized) of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2024, EVM earned $3,390 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,494 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2024 in the amount of $1,852. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2024 amounted to $89,757 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2024, the Fund paid or accrued to EVD $48,948 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2024 amounted to $9,790 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2024, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $338,730,589 and $329,381,632, respectively, for the six months ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,010,854	$ 9,929,770	2,021,951	$ 19,536,220
Issued to shareholders electing to receive payments of distributions in Fund shares	150,572	1,474,910	336,882	3,250,527
Redemptions	(1,740,657)	(17,041,100)	(5,701,285)	(55,003,657)
Net decrease	(579,231)	$(5,636,420)	(3,342,452)	$(32,216,910)
Class C
Sales	123,442	$ 1,159,902	149,631	$ 1,383,367
Issued to shareholders electing to receive payments of distributions in Fund shares	13,360	125,386	32,732	302,494
Redemptions	(287,644)	(2,706,301)	(978,203)	(9,042,753)
Net decrease	(150,842)	$(1,421,013)	(795,840)	$ (7,356,892)
Class I
Sales	8,100,806	$79,401,282	19,070,011	$183,765,791
Issued to shareholders electing to receive payments of distributions in Fund shares	579,467	5,680,610	1,282,649	12,383,457
Redemptions	(8,946,709)	(87,378,044)	(32,783,095)	(316,248,249)
Net decrease	(266,436)	$(2,296,152)	(12,430,435)	$(120,099,001)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2024, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended September 30, 2024, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$554,575(1)	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately $1,700,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 19,573,945	$1,984,775	$ 21,558,720
Tax-Exempt Mortgage-Backed Securities	—	442,874	—	442,874
Tax-Exempt Municipal Obligations	—	674,578,893	—	674,578,893
Taxable Municipal Obligations	—	44,073,796	—	44,073,796
U.S. Treasury Obligations	—	6,554,918	—	6,554,918
Total Investments	$ —	$745,224,426	$1,984,775	$747,209,201
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2024 is not presented.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EXMAX-NCSR    9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: November 25, 2024